DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

NOTE 12: DERIVATIVE LIABILITIES

Upon the issuance of certain convertible note payable having a variable conversion rate, the Company determined that the features associated with the embedded conversion option embedded in the debt, should be accounted for at fair value, as a derivative liability.

On February 10, 2022 i.e. on the date of issuance of derivative instrument, the Company estimated the fair value of the embedded derivatives of $2,641,846 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 163.09%, (3) risk-free interest rate of 2.03%, and (4) expected life of 10 years. The value of notes $1,325,000 was debited to beneficial conversion feature and the balance $1,316,846 was recorded as non-cash interest expenses under interest expenses in statement of operation.

On December 31, 2022, the Company estimated the fair value of the embedded derivatives of $1,648,831 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 162.72%, (3) risk-free interest rate of 2.32%, and (4) expected life of 9.86 years. The change of $765,556 was recorded as gain on change in fair value of derivative liabilities for the year ended December 31, 2022.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the year ended December 31, 2022:

Balance, December 31, 2021	$-
Issuance of convertible note payable	2,641,846
Derivative liabilities on settlement of note transferred to gain on settlement	(227,459)
Mark to market	(765,556)
Balance, December 31, 2022	$1,648,831

DERIVATIVE LIABILITIES

NOTE 12: DERIVATIVE LIABILITIES

Upon the issuance of certain convertible note payable having a variable conversion rate, the Company determined that the features associated with the embedded conversion option embedded in the debt, should be accounted for at fair value, as a derivative liability.

We have determined that certain convertible debt instruments outstanding as of the date of these financial statements include an exercise price “reset” adjustment that qualifies as derivative financial instruments under the provisions of ASC 815-40, Derivatives and Hedging - Contracts in an Entity’s Own Stock (“ASC 815-40”). Certain of the convertible debentures have a variable exercise price, thus are convertible into an indeterminate number of shares for which we cannot determine if we have sufficient authorized shares to settle the transaction with. Accordingly, the embedded conversion option is a derivative liability and is marked to market through earnings at the end of each reporting period. Any change in fair value during the period recorded in earnings as “Other income (expense) - gain (loss) on change in derivative liabilities.”

On February 10, 2022 i.e on the date of issuance of derivative instrument, the Company estimated the fair value of the embedded derivatives of $2,641,846 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 163.09%, (3) risk-free interest rate of 2.03%, and (4) expected life of 10 years. The value of notes $1,325,000 was debited to beneficial conversion feature and the balance $1,316,846 was recorded as non-cash interest expenses under interest expenses in statement of operation.

On March 31, 2023, the Company estimated the fair value of the embedded derivatives of $ using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 158.74%, (3) risk-free interest rate of 3.88%, and (4) expected life of 9.116 years. The change of $98,640 was recorded as loss on change in fair value of derivative liabilities for the three months ended March 31, 2023.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the three months ended March 31, 2023:

Balance, December 31, 2022	$1,648,831
Issuance of shares in exchange for convertible note payable	(624,490)
Mark to market	98,640
Balance, March 31, 2023	$1,122,981

Loss on change in derivative liabilities for the three months ended March 31, 2023	$98,640

Derivative liability- insufficient shares

Certain of the Company’s embedded conversion features on debt, convertible preferred stock and outstanding options & warrants are treated as derivative liabilities for accounting purposes under ASC 815-40 due to insufficient authorized shares to settle these outstanding contracts. Pursuant to SEC staff guidance that permits a sequencing approach based on the use of ASC 840-15-25 which provides guidance for contracts that permit partial net share settlement. The sequencing approach may be applied in one of two ways: contracts may be evaluated based on (1) earliest issuance date or (2) latest maturity date. In the case of insufficient authorized share capital available to fully settle outstanding contracts, the Company utilizes the earliest maturity date sequencing method to reclassify outstanding contracts as derivative instruments. These contracts are recognized currently in earnings until such time as the convertible notes or preferred stock or option or warrants are exercised, expire, the related rights have been waived and/or the authorized share capital has been amended to accommodate settlement of these contracts. These instruments do not trade in an active securities market.

On March 31, 2023, the Company estimated the fair value of the embedded derivatives of using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 154.03%, (3) risk-free interest rate of 3.88%, and (4) expected life of 2.75-9.92 years. Because of numerous issue dates weighted average exercise price and life were used to value options.  Warrants were valued at the lowest exercise price because of numerous issue dates and lack of materiality of the calculation.

The Company recorded $2,033,704 as derivative liability – insufficient shares as of March 31, 2023.